Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 1,229,000	$ 2,905,000
Accounts receivable (Accrued liabilities)	$ (487,000)	(419,000)
United States Dollar Denominated Interest Rate Swaps One [Member]
Derivatives, Fair Value [Line Items]
Fixed Interest Rate	1.46%
Derivative, Notional Amount	$ 69,422,000
Fair Value / Carrying Amount of Asset	$ 292,000
Remaining Term	1 year 6 months
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 1,168,000	2,905,000
Accounts receivable (Accrued liabilities)	(487,000)	(422,000)
Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	61,000
Accounts receivable (Accrued liabilities)	$ 0	$ (3,000)
United States Dollar Denominated Interest Rate Swaps Two [Member]
Derivatives, Fair Value [Line Items]
Fixed Interest Rate	1.55%
Derivative, Notional Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset	$ 610,000
Remaining Term	1 year 6 months
United States Dollar Denominated Interest Rate Swaps Three [Member]
Derivatives, Fair Value [Line Items]
Fixed Interest Rate	1.16%
Derivative, Notional Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset	$ 506,000
Remaining Term	1 year 6 months
Maximum [Member]
Derivatives, Fair Value [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%